Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregated Revenue [Line Items]
Amount	$ 14,856,829	$ 29,674,534	$ 51,600,106
Percentage	100.00%	100.00%	100.00%
Digital promotion services [Member]
Schedule of Disaggregated Revenue [Line Items]
Amount	$ 14,281,489	$ 25,895,399	$ 37,844,632
Percentage	96.00%	87.00%	73.00%
Sales of goods and other services [Member]
Schedule of Disaggregated Revenue [Line Items]
Amount	$ 279,742
Percentage	2.00%
Risk assessment services [Member]
Schedule of Disaggregated Revenue [Line Items]
Amount	$ 184,956	$ 3,412,131	$ 8,660,684
Percentage	1.00%	12.00%	17.00%
Value-added bundled benefits [Member]
Schedule of Disaggregated Revenue [Line Items]
Amount	$ 110,642	$ 367,004	$ 5,094,790
Percentage	1.00%	1.00%	0.00%